UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    October 18, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               72
                                                  -----------------------

Form 13F Information Table Value Total:              148848 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        5085     55017SH               Sole        N/A       55017
ABB Ltd                         ADR           375204         517     27642SH               Sole        N/A       27642
Agilent Technologies            Common     00846U101        2073     53921SH               Sole        N/A       53921
Apple Computer                  Common      37833100        3620      5426SH               Sole        N/A        5426
Automatic Data Processing       Common     053015103        2867     48876SH               Sole        N/A       48876
Bank of Nova Scotia             Common      64149107         628     11462SH               Sole        N/A       11462
Bard CR Inc.                    Common      67383109        2570     24560SH               Sole        N/A       24560
BB&T Corporation                Common      54937107        2595     78270SH               Sole        N/A       78270
Becton Dickinson & Co           Common      75887109        2599     33088SH               Sole        N/A       33088
BHP Billiton ADR                ADR         88606108        1249     18206SH               Sole        N/A       18206
Canon ADR                       ADR        138006309         598     18678SH               Sole        N/A       18678
Carbo Ceramics                  Common     140781105        2492     39612SH               Sole        N/A       39612
Caterpillar                     Common     149123101        2317     26930SH               Sole        N/A       26930
Cisco Systems Inc.              Common     17275R102        2218    116138SH               Sole        N/A      116138
Coca-Cola                       Common     191216100        2933     77336SH               Sole        N/A       77336
ConocoPhillips                  Common     20825C104        1997     34923SH               Sole        N/A       34923
Costco Wholesale Corp Del       Common     22160K105        2706     27021SH               Sole        N/A       27021
Cummins Inc                     Common     231021106         371      4020SH               Sole        N/A        4020
Deere & Company                 Common     244199105        3535     42863SH               Sole        N/A       42863
Dentsply International          Common     249030107        2621     68727SH               Sole        N/A       68727
DuPont                          Common     263534107        2873     57145SH               Sole        N/A       57145
Ecolab Inc.                     Common     278865100        2827     43621SH               Sole        N/A       43621
Elbit Systems Ltd               Common     M3760D101         205      6025SH               Sole        N/A        6025
Eli Lilly                       Common     532457108        2155     45456SH               Sole        N/A       45456
Emerson Electric                Common     291011104        2221     46006SH               Sole        N/A       46006
ENI S P A Sponsored Adr         ADR        26874R108         742     16923SH               Sole        N/A       16923
Exxon Mobil                     Common     30231G102        6276     68632SH               Sole        N/A       68632
FedEX Corp                      Common     31428X106        1204     14226SH               Sole        N/A       14226
General Electric Co             Common     369604103        3809    167733SH               Sole        N/A      167733
General Mills                   Common     370334104        2758     69215SH               Sole        N/A       69215
Google Inc Class A              Common     38259P508        2880      3817SH               Sole        N/A        3817
Hasbro, Inc.                    Common     418056107        2516     65935SH               Sole        N/A       65935
Honda Motor ADR                 ADR        438128308         524     16970SH               Sole        N/A       16970
HSBC Holdings ADR               ADR        404280406         831     17886SH               Sole        N/A       17886
Idexx Laboratories              Common     45168D104        3690     37142SH               Sole        N/A       37142
Illinois Tool Works Inc         Common     452308109        2710     45569SH               Sole        N/A       45569
Imperial Oil Ltd                Common     453038408         514     11166SH               Sole        N/A       11166
Intel                           Common     458140100        3280    144763SH               Sole        N/A      144763
Internatl Business Mach         Common     459200101        5639     27183SH               Sole        N/A       27183
J P Morgan Chase & Co Inc       Common     46625H100        2288     56525SH               Sole        N/A       56525
Johnson & Johnson               Common     478160104        5521     80124SH               Sole        N/A       80124
Laboratory CP Amer Hldgs        Common     50540R409        2615     28282SH               Sole        N/A       28282
Lowes                           Common     548661107        2578     85257SH               Sole        N/A       85257
Makita Corp ADR                 ADR        560877300         611     15817SH               Sole        N/A       15817
McCormick & Company             Common     579780206        2624     42299SH               Sole        N/A       42299
Medtronic Inc.                  Common     585055106        2425     56239SH               Sole        N/A       56239
Merck & Co Inc                  Common     58933Y105        2735     60657SH               Sole        N/A       60657
Microsoft                       Common     594918104        2683     90162SH               Sole        N/A       90162
National Fuel Gas Co            Common     636180101        2078     38449SH               Sole        N/A       38449
Novartis ADR                    ADR        66987V109        1201     19607SH               Sole        N/A       19607
Pepsico                         Common     713448108        2124     30017SH               Sole        N/A       30017
Phillips                        Common     718546104         797     17190SH               Sole        N/A       17190
Potash Corp Saskatchewan        Common     73755L107         600     13829SH               Sole        N/A       13829
Proctor & Gamble                Common     742718109        3020     43539SH               Sole        N/A       43539
Qualcomm Inc                    Common     747525103        2565     41060SH               Sole        N/A       41060
Royal Bank Canada PV$1          Common     780087102         614     11165SH               Sole        N/A       11165
Royal Dutch Shell PLC           Common     780259206         828     11929SH               Sole        N/A       11929
Salix Pharmaceuticals LTD       Common     795435106        2042     48226SH               Sole        N/A       48226
Sanofi Aventis Spon ADR         ADR         80105N10        1190     27644SH               Sole        N/A       27644
SAP AG ADR                      ADR        803054204         773     10840SH               Sole        N/A       10840
Schlumberger Ltd                Common     806857108        2492     34452SH               Sole        N/A       34452
Siemens A G Adr                 ADR        826197501         561      5602SH               Sole        N/A        5602
Snap On Inc                     Common     833034101         229      3191SH               Sole        N/A        3191
Sonic Corp                      Common     835451105         143     13883SH               Sole        N/A       13883
Teva Pharmaceuticals            Common     881624209        1044     25201SH               Sole        N/A       25201
Toyota Motor Corp. ADR          ADR        892331307         826     10518SH               Sole        N/A       10518
Unilever PLC NEW ADR            ADR        904767704        1033     28289SH               Sole        N/A       28289
Union Pacific Corp              Common     907818108         214      1800SH               Sole        N/A        1800
United Parcel Service Class B   Common     911312106        1126     15733SH               Sole        N/A       15733
Vale Sa Adr                     ADR        919 12E10         487     27207SH               Sole        N/A       27207
Wal Mart Stores Inc             Common     931142103        2984     40438SH               Sole        N/A       40438
Wells Fargo & Co                Common     949746104        2521     73019SH               Sole        N/A       73019


TOTAL:  $148848 (thousands)

